FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

            March 2, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity Advisor Series I
            (the trust):
            Fidelity Advisor TechnoQuant
            Growth Fund, Fidelity
            Advisor Mid Cap Fund,
            Fidelity Advisor Equity
            Growth Fund, Fidelity
            Advisor Growth Opportunities
            Fund, Fidelity Advisor
            Strategic Opportunities
            Fund, Fidelity Advisor Large
            Cap Fund, Fidelity Advisor
            Growth & Income Fund,
            Fidelity Advisor Equity
            Income Fund, Fidelity
            Advisor Balanced Fund,
            Fidelity Advisor Small Cap
            Fund, Fidelity Advisor
            Dividend Growth Fund,
            Fidelity Advisor Retirement
            Growth Fund, and Fidelity
            Advisor Asset Allocation
            Fund (the funds)
            File No. 2-84776 and 811-3785

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/Eric D. Roiter
           Eric D. Roiter  Secretary